Fair value measurements	12 Months Ended
Mar. 31, 2012
Fair value measurements

21. Fair value measurements

ASC 820, “Fair Value Measurements and Disclosures” defines that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The three levels of inputs used to measure fair value are as follows:

Level 1	–	Quoted prices in active markets for identical assets or liabilities

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly

Level 3	–	Unobservable inputs for the assets or liabilities

Assets and liabilities that are measured at fair value on a recurring basis

The fair value hierarchy levels of assets and liabilities that are measured at fair value on a recurring basis at March 31, 2012 and 2011 are as follows:

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥27,172	¥—	¥—	¥27,172
Financial service industry	16,166	—	—	16,166
Other	2,595	—	—	2,595
Derivatives
Forward contracts	—	2,250	—	2,250
Option contracts	—	5	—	5
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	1,590	—	1,590

Total Assets	¥45,933	¥3,845	¥—	¥49,778

Liabilities
Derivatives
Forward contracts	¥—	¥8,543	¥—	¥8,543
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	1,177	—	1,177
Other	—	53,103	752	53,855

Total Liabilities	¥—	¥62,823	¥752	¥63,575

At March 31, 2011	Millions of yen
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥30,219	¥—	¥—	¥30,219
Financial service industry	16,439	—	—	16,439
Other	2,714	—	—	2,714
Derivatives
Forward contracts	—	416	—	416
Option contracts	—	7	—	7
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	10,608	—	10,608

Total Assets	¥49,372	¥11,031	¥—	¥60,403

Liabilities
Derivatives
Forward contracts	¥—	¥2,968	¥—	¥2,968
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	1,008	—	1,008
Other	—	26,665	859	27,524

Total Liabilities	¥—	¥30,641	¥859	¥31,500

At March 31, 2012	Thousands of U.S. dollars
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	$331,366	$—	$—	$331,366
Financial service industry	197,147	—	—	197,147
Other	31,646	—	—	31,646
Derivatives
Forward contracts	—	27,439	—	27,439
Option contracts	—	61	—	61
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	19,390	—	19,390

Total Assets	$560,159	$46,890	$—	$607,049

Liabilities
Derivatives
Forward contracts	$—	$104,183	$—	$104,183
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	14,353	—	14,353
Other	—	647,597	9,171	656,768

Total Liabilities	$—	$766,133	$9,171	$775,304

Investment securities available for sale

Marketable equity securities are classified in Level 1 in the fair value hierarchy. Marketable equity securities are measured using a market approach based on the quoted market prices in active markets.

Derivatives (Notes 19 and 20)

Derivatives primarily represent foreign exchange contracts and interest rate swap agreements. The fair value of foreign exchange contracts is based on a valuation model that discounts cash flows resulting from the differential between contract rate and the market-based forward rate and is classified in Level 2 in the fair value hierarchy. The fair value of interest rate swap agreements is based on a valuation model that discounts cash flows based on the terms of the contract and the swap curves and is classified in Level 2 in the fair value hierarchy.

Other

Other primarily represents loans which are measured at fair value under the Fair Value Option of FASB ASC 825, “Financial Instruments”. The fair value of loans is based on a valuation model based on market yield curve data and credit spread data and is classified in Level 2 in the fair value hierarchy. The credit spread data was obtained through use of credit default swaps for each counterparty.

The following table summarizes information about changes of Level 3 for the year ended March 31, 2012, 2011 and 2010:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Balance at beginning of year	¥(859)	¥(2,280)	¥919	$(10,476)
Total gains or losses (realized/unrealized)	107	219	1,543	1,305
Included in earnings	93	6	1,605	1,134
Included in other comprehensive income (loss)	14	213	(62)	171
Total purchases, issuance and settlements	—	1,202	(4,742)	—
Purchases	—	—	—	—
Issuance	—	—	—	—
Settlements	—	1,202	(4,742)	—

Balance at end of year	¥(752)	¥(859)	¥(2,280)	$(9,171)

The amount of unrealized gains on classified in Level 3 assets and liabilities recognized in earnings for the year ended March 31, 2012, 2011 and 2010 related to liabilities still held at March 31, 2012, 2011 and 2010 were gains of ¥93 million ($1,134 thousand), ¥6 million and ¥1,605 million, respectively. These gains were reported in other income (expense), net of the consolidated statements of income.

Assets and liabilities that are measured at fair value on a non-recurring basis

Komatsu measured certain long-lived assets at fair value, which are classified as Level 2 in the fair value hierarchy, as of March 31, 2012 and 2011.

At March 31, 2012, long-lived assets were written down from their book value of ¥5,449 million ($66,451 thousand) to their fair value of ¥2,343 million ($28,573 thousand) and Komatsu recognized impairment losses of ¥3,106 million ($37,878 thousand) for the years ended March 31, 2012, which are reported in impairment loss on long-lived assets of the consolidated statements of income.

At March 31, 2011, long-lived assets were written down from their book value of ¥5,833 million to their fair value of ¥691 million and Komatsu recognized impairment losses of ¥5,142 million for the years ended March 31, 2011, which are reported in impairment loss on long-lived assets of the consolidated statements of income.